Cover	Apr. 10, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 10, 2025
Entity File Number	000-55626
Entity Registrant Name	WESTERN URANIUM & VANADIUM CORP.
Entity Central Index Key	0001621906
Entity Tax Identification Number	98-1271843
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	5 Church Street
Entity Address, City or Town	Toronto
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5E 1M2
City Area Code	970
Local Phone Number	864-2125
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false